Related party transactions (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jun. 22, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Amounts payable, related party		$ 1,896,541							$ 190,300	$ 190,300
Interest income		0		$ 0		$ 29,933
Accounts payable to related parties		1,308,918		929,948		289,095
Loss on share settlement of joint venture settlement obligation		0		538,461		0
Repayment of joint venture settlement obligation		183,500		220,500		(467,976)
Reclass of loan receivable to joint venture settlement obligation		0		206,947		0
President [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party		223,603		181,773		179,514
CFO [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party		177,000		132,000		140,429
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party		350,163		341,146		$ 337,448
Captiva [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions
Interest rate per annum				8.00%					8.00%
Interest income		0		$ 0
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party	$ 5,591,588
Monthly installments payable	$ 116,491
Amount of settlement				$ 1,000,000
Shares issued on partial settlement of joint venture settlement obligation | shares				2,197,802	2,197,802
Loss on share settlement of joint venture settlement obligation				$ 538,461
Repayment of joint venture settlement obligation		183,500		220,500
Reclass of loan receivable to joint venture settlement obligation		0		206,947
Executives, directors and former directors [Member]
Disclosure of transactions between related parties [line items]
Payment charged by related party			$ 209,434		$ 254,426		$ 504,441
Amounts payable, related party								$ 1,025,350	$ 1,234,784	$ 1,489,211
Promissory Note 2 [Member]
Disclosure of transactions between related parties [line items]
Proceeds from borrowings		0		$ 399,818	$ 285,000
Interest rate per annum				12.00%					12.00%
Interest expense on borrowings		26,894		$ 4,862
Promissory Note 2 [Member] | Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Loan transferred to related party			285,000
Promissory Note 3 [Member]
Disclosure of transactions between related parties [line items]
Proceeds from borrowings		0		476,563
Notional amount				$ 476,563					$ 350,000
Interest rate per annum				12.00%					12.00%
Interest expense on borrowings		$ 61,606		$ 28,332
Promissory Note 3 [Member] | Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Loan transferred to related party			$ 350,000